SEGMENT REPORTING (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Segment Reporting Information [Line Items]
Revenues from external customers	$ 431,943	$ 544,325	$ 531,379
Costs of revenue	291,472	338,599	316,977
Gross profit	140,471	205,726	214,402
IA [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	172,667	182,901	213,252
Costs of revenue	106,583	113,314	119,520
Gross profit	66,084	69,587	93,732
Rail [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	155,732	240,310	193,274
Costs of revenue	86,128	131,043	97,503
Gross profit	69,604	109,267	95,771
M&E [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	103,544	95,277	110,030
Costs of revenue	98,761	82,900	93,452
Gross profit	4,783	12,377	16,578
Miscellaneous [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	0	25,837	14,823
Costs of revenue	0	11,342	6,502
Gross profit	$ 0	$ 14,495	$ 8,321